FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

5. FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
Unlisted equity investment- Chengdu Fish Bubble Technology Co., Ltd.	105,629	84,381	11,611

The above unlisted equity investment was classified as financial assets at fair value through profit or loss as the Group has not elected to recognize the fair value gain or loss through other comprehensive income.

10. FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	As at December 31,
	2022	2023
	RMB	RMB	USD
Unlisted equity investment- Chengdu Fish Bubble Technology Co., Ltd.	69,129	105,629	14,877

The above unlisted equity investment was classified as financial assets at fair value through profit or loss as the Group has not elected to recognize the fair value gain or loss through other comprehensive income.